Other Information	9 Months Ended
Sep. 30, 2013
Text Block [Abstract]
Other Information

NOTE 14 — OTHER INFORMATION

Cash payments

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Interest	$21.6	$21.7	$47.6	$47.9
Income taxes (net of refunds)	$0.4	$7.3	$2.4	$17.2

Foreign cash

Holdings has its bank accounts with a relatively small number of high quality financial institutions. Substantially all of the cash and cash equivalents, including foreign cash balances at September 30, 2013 and December 31, 2012, were uninsured. Non-U.S. cash balances at both September 30, 2013 and December 31, 2012 were $12.4 million.

Income tax matters

During the three months ended September 30, 2013, Holdings recorded income tax expense of $0.5 million, or a negative 38.5% effective tax rate, on a pre-tax loss of $1.3 million. The effective tax rate differs from the U.S. federal statutory rate principally due to provision of U.S. deferred income tax expense on undistributed earnings of a Spanish subsidiary, withholding taxes on a dividend distribution from a Spanish subsidiary and income tax expense associated with reversal of the permanent manufacturing deduction, offset in part by provision to return adjustments, state income taxes, and research and development credits. During the nine months ended September 30, 2013, Holdings recorded income tax expense of $0.1 million, or a negative 2.0% effective tax rate, on a pre-tax loss of $5.1 million. The effective tax rate differs from the U.S. federal statutory rate principally due to provision of U.S. deferred income tax expense on undistributed earnings of a Spanish subsidiary and withholding taxes on dividend distributions from a Spanish subsidiary, in part offset by research and development credits, foreign tax rate differences, state income taxes and provision to return adjustments.

During the three months ended September 30, 2012, Holdings recorded income tax expense of $2.2 million, or a 31.4% effective tax rate, on pre-tax income of $7.0 million. During the nine months ended September 30, 2012, Holdings recorded income tax expense of $7.9 million, or a 52.0% effective tax rate, on pre-tax income of $15.2 million. The effective tax rates for the three and nine months ended September 30, 2012 differ from the U.S. federal statutory rate primarily due to valuation allowances on foreign deferred tax assets of a Mexican subsidiary not expected to realized, provision of U.S. deferred income tax expense on undistributed earnings of a Spanish subsidiary, state income taxes and flat taxes related to a Mexican subsidiary. In compliance with Mexican tax law, the Mexican subsidiary records its income tax provision at the greater of a Mexican flat tax or taxes on taxable income at the Mexican statutory rate. Due to expected losses for the full year ended December 31, 2012, primarily as the result of restructuring charges, the income tax provision of the Mexican subsidiary was based on the expectation of incurring the flat tax.

Holdings is evaluating the impact of the proposed U.S. tax regulations concerning amounts paid to acquire, produce, or improve tangible property and recovery of basis upon disposition. Because the revenue procedures governing the tangible property regulations will not be issued until the fourth quarter of 2013, Holdings is still determining whether or not any changes in an accounting method for income tax will be required and if so, whether any changes will result in a material impact to its financial position or results of operations. At this time, Holdings does not anticipate there being a material impact.

Concentrations of risk

Holdings sells vehicle parts to a wide base of customers primarily in the automotive aftermarket. Holdings has outstanding receivables owed by these customers and to date has experienced no significant collection problems. Sales to a single customer, AutoZone, Inc. (“AutoZone”), accounted for 29.0% and 32.4% of total net sales in the nine months ended September 30, 2013 and 2012, respectively. No other customer accounted for more than 10% of total net sales for the nine months ended September 30, 2013 and 2012. At September 30, 2013 and December 31, 2012, the receivable balances from AutoZone were $137.9 million and $140.8 million, respectively.

Capital stock

At both September 30, 2013 and December 31, 2012, there were 1,002 ordinary shares of Holdings authorized, issued and outstanding.